Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Approximate Fair Values with Gross Unrealized Gains and Losses of Available for Sale Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2012:
U.S. Government and federal agencies	$10,090,835	$248,601	$(10,556)	$10,328,880
Mortgage-backed securities (Government-sponsored enterprises - residential)	50,917,555	1,134,245	(95,319)	51,956,481
Municipal bonds	49,990,655	3,264,169	(152,362)	53,102,462

	$110,999,045	$4,647,015	$(258,237)	$115,387,823

December 31, 2011:
U.S. Government and federal agencies	$14,132,240	$211,540	$(8,137)	$14,335,643
Mortgage-backed securities (Government-sponsored enterprises - residential)	39,479,133	905,509	(20,556)	40,364,086
Municipal bonds	44,961,448	2,995,639	(34,768)	47,922,319

	$98,572,821	$4,112,688	$(63,461)	$102,622,048

Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturities
The amortized cost and fair value of available-for-sale securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$101,779	$102,867
One to five years	10,950,852	11,503,003
Five to ten years	25,391,965	26,755,049
After ten years	23,636,894	25,070,423
	60,081,490	63,431,342
Mortgage-backed securities	50,917,555	51,956,481

Totals	$110,999,045	$115,387,823

Gross Unrealized Losses and Fair Value in Continuous Loss Position
The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$545,291	$(10,556)	$—	$—	$545,291	$(10,556)
Mortgage-backed securities (Government-sponsored enterprises - residential)	16,172,999	(95,319)	—	—	16,172,999	(95,319)
Municipal bonds	7,237,453	(152,362)	—	—	7,237,453	(152,362)

Total temporarily impaired securities	$23,955,743	$(258,237)	$—	$—	$23,955,743	$(258,237)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government and agencies	$1,491,864	$(8,137)	$—	$—	$1,491,864	$(8,137)
Mortgage-backed securities (Government-sponsored enterprises - residential)	4,910,314	(18,488)	623,455	(2,068)	5,533,769	(20,556)
Municipal bonds	2,234,403	(34,768)	—	—	2,234,403	(34,768)

Total temporarily impaired securities	$8,636,581	$(61,393)	$623,455	$(2,068)	$9,260,036	$(63,461)